Income Tax: (Details Text) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Details Text [Abstract]
Income tax expense recorded by the Company	$ 46.7	$ 0.0
US tax loss carryforwards utilized by the Company	$ 52.4